Note 9 - Retirement Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
	December 31,
	2013	2012	2011
Pension Benefits
Reconciliation of Benefit Obligation:
Obligation	$4,625,576	$3,820,407	$3,111,154
Service cost	261,033	182,848	155,831
Interest cost	251,634	180,173	172,147
Actuarial (gain)loss	(1,080,104)	1,475,649	225,968
Benefit payments	(98,212)	(1,033,501)	(120,567)
Amendments	-	-	275,874
Obligation	$3,959,927	$4,625,576	$3,820,407

Reconciliation at Fair Value of Plan Assets:
Fair value of plan assets, beginning of year	$4,132,920	$4,885,250	$4,131,332
Actual return on plan assets	534,026	281,171	874,485
Actual Contributions	-	-	-
Benefit payments	(98,212)	1,033,501	(120,567)
Fair Value of Plan Assets, end of year	$4,568,734	$4,132,920	$4,885,250

Funded Status:
Asset(liability)	$608,807	$(492,656)	$1,064,843
Unrecognized (gain) loss	(183,962)	1,270,090	(292,031)
Net Amount Recognized	$424,845	$777,434	$772,812

Schedule of Net Benefit Costs [Table Text Block]
	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Pension Benefits
Service Cost	$139,280	$195,775	$46,427	$65,258
Interest Cost	137,126	188,726	45,708	62,909
Expected Return on Plan Assets	(270,932)	(244,639)	(90,310)	(81,546)
Amortization of prior service costs	16,932	16,932	5,644	5,644
Amortization of Actuarial Loss	-	107,648	-	35,883
Net Periodic Pension Benefit Cost After Curtailments and Settlements	$22,406	$264,442	$7,469	$88,148
Minimum required contribution	$-	$-	$-	$-
Expected contribution	$-	$-	$-	$-

	December 31,
	2013	2012	2011

Pension Benefits
Service Cost	$261,033	$182,848	$155,831
Interest Cost	251,634	180,173	172,147
Expected Return on Plan Assets	(326,186)	(386,056)	(324,970)
Amortization of prior service cost	22,576	22,576	22,576
Amortization of Actuarial Loss	143,532	(4,163)	(1,203)
Net Periodic Benefit Cost After Curtailments and Settlements	$352,589	$(4,622)	$24,381

Schedule of Assumptions Used [Table Text Block]
	December 31,
	2013	2012	2011
Pension Benefits
Weighted-Average Assumptions
Discount rate	4.68%	4.31%	4.78%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.0%	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31,
	2013	2012
Common Stock – Gyrodyne Company of America, Inc.	9.5%	59.9%

Gyrodyne Special Distribution, LLC	15.6%

Gyrodyne Company of America – dividend notes	8.2%
Fixed Income Funds	17.5%	17.7%
Other Funds	49.2%	22.4%
Total	100.0%	100.0%

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2013	Quoted Prices In An Active Market (Level 1)	Values Based On A Level 3 Methodology	Total

Common Stock – Gyrodyne Company of America, Inc. (shares of 34,325)	$436,271	$-	$436,271

Gyrodyne Special Distribution LLC (34,325 units)		710,528	710,528

Gyrodyne dividend notes		373,799	373,799
Taxable Fixed Income Funds	800,153		800,153
Corporate/Foreign Bonds	452,875		452,875
US Government Agency	195,010		195,010
Money Market Funds	1,595,818		1,595,818
Accrued Income	4,280		4,280
Total	$3,484,407	$1,084,327	$4,568,734

Schedule of Expected Benefit Payments [Table Text Block]
Years Ending December 31,	Amount

2014	$129,026
2015	121,567
2016	115,318
2017	113,161
2018	108,949
2019 – 2023	965,862
$1,553,883